INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 28,670	$ 27,101
Trade receivables (net of allowance for credit losses of $6,198 and $6,673 at December 31, 2020 and June 30, 2021 (unaudited), respectively)	107,404	107,388
Other accounts receivable and prepaid expenses	18,125	14,755
Inventories	52,316	50,627
Total current assets	206,515	199,871
NON-CURRENT ASSETS:
Deferred tax assets	8,404	8,279
Severance pay and pension fund	5,913	6,059
Property and equipment, net	30,037	31,748
Operating lease right-of-use assets	22,651	6,780
Intangible assets, net	5,936	6,117
Other non-current assets	14,960	13,565
Total non-current assets	87,901	72,548
Total assets	294,416	272,419
CURRENT LIABILITIES:
Trade payables	65,989	63,722
Deferred revenues	3,139	3,492
Short-term loans	11,000	5,979
Operating lease liabilities	4,610	3,183
Other accounts payable and accrued expenses	21,913	24,048
Total current liabilities	106,651	100,424
LONG-TERM LIABILITIES:
Accrued severance pay and pension	10,953	11,601
Deferred revenues	9,155	7,495
Operating lease liabilities	18,532	3,840
Other long-term payables	2,815	2,933
Total long-term liabilities	41,455	25,869
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2020 and June 30, 2021 (unaudited); Issued: 85,184,889 and 86,962,135 shares at December 31, 2020 and June 30, 2021 (unaudited), respectively; Outstanding: 81,703,366 and 83,480,612 shares at December 31, 2020 and June 30, 2021 (unaudited), respectively	223	218
Additional paid-in capital	425,548	420,958
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2020 and June 30, 2021 unaudited).	(20,091)	(20,091)
Accumulated other comprehensive loss	(9,597)	(8,068)
Accumulated deficit	(249,773)	(246,891)
Total shareholders' equity	146,310	146,126
Total liabilities and shareholders' equity	$ 294,416	$ 272,419